DEBT AND CREDIT FACILITIES - SCHEDULE OF LONG-TERM DEBT INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Oct. 31, 2016	Jun. 30, 2016	May 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Current portion of long-term debt	$ (913)				$ (907)
Long-term debt	14,429				13,134
San Diego Gas and Electric Company [Member]
Debt Instrument [Line Items]
Gross long-term debt	4,349				3,989
Capital lease obligations	240				244
Long-term debt and capital lease obligations	4,894				4,548
Current portion of long-term debt	(191)				(50)
Unamortized discount on long-term debt	(11)				(10)
Unamortized debt issuance costs	(34)				(33)
Long-term debt	4,658				4,455
San Diego Gas and Electric Company [Member] | First Mortgage Bonds Due March 2017 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 140				140
Stated percentage rate	1.151%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due July 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 161				161
Stated percentage rate	1.65%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due August 2021 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 350				350
Stated percentage rate	3.00%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds Due February 2022 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 197				232
Stated percentage rate	1.914%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due September 2023 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 450				450
Stated percentage rate	3.60%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds Due May 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500			$ 500	0
Stated percentage rate	2.50%			2.50%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due June 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	6.00%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due December 2027 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 0				105
Stated percentage rate	5.00%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due January and February 2034 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 176				176
Stated percentage rate	5.875%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due May 2035 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	5.35%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due September 2037 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	6.125%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due May 2039 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 75				75
Stated percentage rate	4.00%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due June 2039 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 300				300
Stated percentage rate	6.00%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due May 2040 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	5.35%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due August 2040 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	4.50%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due November 2041 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	3.95%
San Diego Gas and Electric Company [Member] | First Mortgage Bonds, Due April 2042 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	4.30%
San Diego Gas and Electric Company [Member] | Capital Lease Obligations, Purchased Power Agreements [Member]
Debt Instrument [Line Items]
Capital lease obligations	$ 239				243
San Diego Gas and Electric Company [Member] | Capital Lease Obligations, Other [Member]
Debt Instrument [Line Items]
Capital lease obligations	1				1
San Diego Gas and Electric Company [Member] | Other Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term debt and capital lease obligations	545				559
San Diego Gas and Electric Company [Member] | Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 305				315
Stated percentage rate	5.2925%
Southern California Gas Company [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 3,000				2,500
Capital lease obligations	0				1
Long-term debt and capital lease obligations	3,009				2,514
Current portion of long-term debt	0				(9)
Unamortized discount on long-term debt	(7)				(7)
Unamortized debt issuance costs	(20)				(17)
Long-term debt	2,982				2,481
Southern California Gas Company [Member] | First Mortgage Bonds Due May 2026 [Member]
Debt Instrument [Line Items]
Stated percentage rate			2.60%
Southern California Gas Company [Member] | First Mortgage Bonds, Due June 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500		$ 500		0
Stated percentage rate	2.60%
Southern California Gas Company [Member] | First Mortgage Bonds, Due April 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	5.45%
Southern California Gas Company [Member] | First Mortgage Bonds Due June 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	1.55%
Southern California Gas Company [Member] | First Mortgage Bonds, Due September 2024 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	3.15%
Southern California Gas Company [Member] | First Mortgage Bonds Due June 2025 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 350				350
Stated percentage rate	3.20%
Southern California Gas Company [Member] | First Mortgage Bonds, Due November 2035 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	5.75%
Southern California Gas Company [Member] | First Mortgage Bonds, Due November 2040 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 300				300
Stated percentage rate	5.125%
Southern California Gas Company [Member] | First Mortgage Bonds, Due September 2042 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 350				350
Stated percentage rate	3.75%
Southern California Gas Company [Member] | First Mortgage Bonds, Due March 2044 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 250				250
Stated percentage rate	4.45%
Southern California Gas Company [Member] | Other Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term debt and capital lease obligations	$ 9				14
Southern California Gas Company [Member] | Other Long-term Debt, Due May 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 4				8
Stated percentage rate	1.875%
Southern California Gas Company [Member] | Other Long-term Debt, Due January 2028 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 5				5
Stated percentage rate	5.67%
Sempra Energy [Member]
Debt Instrument [Line Items]
Build to suit lease	$ 137				136
Sempra Energy [Member] | Other Long-term Debt, Due June 2016 [Member]
Debt Instrument [Line Items]
Gross long-term debt	0				$ 750
Stated percentage rate					6.50%
Variable percentage rate					4.77%
Long-term debt subject to variable rate					$ 300
Sempra Energy [Member] | Other Long Term Debt Due April 2017 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 600				600
Stated percentage rate	2.30%
Sempra Energy [Member] | Other Long-term Debt, Due June 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	6.15%
Sempra Energy [Member] | Other Long-term Debt, Due February 2019 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	9.80%
Sempra Energy [Member] | Other Long-term Debt, Due October 2019 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500	$ 500			0
Stated percentage rate	1.625%	1.625%
Sempra Energy [Member] | Other Long Term Debt Due March 2020 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	2.40%
Sempra Energy [Member] | Other Long Term Debt, Due November 2020 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 400				400
Stated percentage rate	2.85%
Sempra Energy [Member] | Other Long-term Debt, Due October 2022 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	2.875%
Sempra Energy [Member] | Other Long-term Debt, Due December 2023 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	4.05%
Sempra Energy [Member] | Other Long Term Debt Due June 2024 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 500				500
Stated percentage rate	3.55%
Sempra Energy [Member] | Other Long-term Debt, Due November 2025 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 350				350
Stated percentage rate	3.75%
Sempra Energy [Member] | Other Long-Term Debt, Due October 2039 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 750				750
Stated percentage rate	6.00%
Sempra Energy [Member] | Market Value Adjustment For Interest Rate Swap [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ (3)				(2)
Sempra South American Utilities [Member]
Debt Instrument [Line Items]
Capital lease obligations	6				6
Sempra South American Utilities [Member] | Other Long-term Debt, Currently Through October 2030 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 185				170
Stated percentage rate	4.25%
Sempra South American Utilities [Member] | Other Long-term Debt, Currently Through December 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 75				136
Sempra South American Utilities [Member] | Other Long-term Debt, Currently Through December 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated percentage rate	5.05%
Sempra South American Utilities [Member] | Other Long-term Debt, Currently Through December 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated percentage rate	6.70%
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through September 2029 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 346				292
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through September 2029 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated percentage rate	4.75%
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through September 2029 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated percentage rate	8.75%
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through May 2022 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 7				8
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through May 2022 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated percentage rate	3.77%
Sempra South American Utilities [Member] | Other Long Term Debt, Payable Currently Through May 2022 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated percentage rate	4.61%
Sempra Mexico [Member] | Other Long-term Debt, Due February 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 63				75
Variable percentage rate	2.66%
Sempra Mexico [Member] | Other Long Term Debt, Due February 2023 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 189				227
Stated percentage rate	6.30%
Effective percentage rate	4.12%
Sempra Mexico [Member] | Other Long-term Debt, Currently Through December 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 352				0
Stated percentage rate	4.63%
Sempra Mexico [Member] | Other Long Term Debt, Payable Currently Through May 2032 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 481				0
Effective percentage rate	6.67%
Long-term debt subject to fixed rate	$ 254
Sempra Mexico [Member] | Other Long Term Debt, Payable Currently Through May 2032, Variable Rate Two [Member]
Debt Instrument [Line Items]
Effective percentage rate	3.99%
Long-term debt subject to variable rate	$ 40
Sempra Mexico [Member] | Other Long Term Debt, Payable Currently Through May 2032, Variable Rate One [Member]
Debt Instrument [Line Items]
Weighted average rate	6.29%
Long-term debt subject to variable rate	$ 187
Sempra Renewables [Member] | Other LongTerm Debt, Variable Rate Loan Payable Currently Through December 2028 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 84				91
Stated percentage rate	3.668%
Variable percentage rate	2.625%
Long-term debt subject to variable rate	$ 64
Sempra LNG & MIdstream [Member] | First Mortgage Bonds, Due September 2021 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 0				20
Stated percentage rate	4.14%
Sempra LNG & MIdstream [Member] | First Mortgage Bonds, Due September 2031 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 0				$ 42
Stated percentage rate					5.00%
Sempra LNG & MIdstream [Member] | Other Long-term Debt, Currently Through October 2026 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 20				$ 19
Sempra LNG & MIdstream [Member] | Other Long-term Debt, Currently Through October 2026 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated percentage rate	2.87%
Sempra LNG & MIdstream [Member] | Other Long-term Debt, Currently Through October 2026 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated percentage rate	3.51%
Sempra LNG & MIdstream [Member] | Other Long Term Debt, Payable Currently Through December 2017 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 6				11
Stated percentage rate	8.45%
Sempra LNG & MIdstream [Member] | Other Long-term Debt, Due December 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	$ 0				$ 5
Stated percentage rate					3.10%
Other Sempra Energy [Member]
Debt Instrument [Line Items]
Long-term debt and capital lease obligations	7,548				$ 7,086
Current portion of long-term debt	(722)				(848)
Unamortized discount on long-term debt	(10)				(10)
Unamortized premium on long-term debt	4				5
Unamortized debt issuance costs	(31)				(35)
Long-term debt	$ 6,789				$ 6,198